Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosures
Senior notes due 2021	$ 200,000
Senior secured term notes due 2017		122,729
Community development district obligations	7,271	9,680
Financial instruments
Financial instruments assets and liabilities measured at fair value on a recurring and nonrecurring basis	0
Nonfinancial Assets
Impairment charges recognized	0	0	11,422
Carrying Value
Fair value disclosures
Senior notes due 2021	200,000
Senior secured term notes due 2017		122,729
Community development district obligations	7,271	9,680
Estimated Fair Value
Fair value disclosures
Senior notes due 2021	199,000
Senior secured term notes due 2017		125,000
Community development district obligations	$ 8,447	$ 12,937